Measurement of financial assets and liabilities - Valuation approach for level 3 (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments
Net financial instruments at fair value	$ 178,014	$ 150,521
Level 3
Financial instruments
Net financial instruments at fair value	$ 5,379	$ 3,154
Percentage using valuation method	2.00%	3.00%
Level 3 | Participating and unit-linked funds
Financial instruments
Net financial instruments at fair value	$ 5,266	$ 3,088
Level 3 | Other investments
Financial instruments
Net financial instruments at fair value	113	66
Amount of reasonably possible decrease in valuation	(11)	(7)
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	5,277	3,117
Level 3 | Other sundry individual financial investments
Financial instruments
Net financial instruments at fair value	$ 102	$ 37